Employee Benefit Plans and Postretirement Benefits - Defined Benefit Pension Plans by Geographical Area (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Change in the fair value of plan assets:
Beginning plan assets		$ 2,439
Ending plan assets		2,701	$ 2,439
US
Change in benefit obligations:
Beginning benefit obligation		1,159	1,208
Service cost		7	8
Interest cost		37	39
Actuarial loss (gain)		53	27
Gross benefits paid		(83)	(120)
Currency translation adjustments and other			(3)
Ending benefit obligation		1,173	1,159
Change in the fair value of plan assets:
Beginning plan assets		1,139	1,182
Actual return on plan assets		153	80
Gross benefits paid		(82)	(120)
Currency translation adjustments and other		(3)	(3)
Ending plan assets		1,207	1,139
Funded status:		34	(20)
U.K.
Change in benefit obligations:
Beginning benefit obligation		1,315	1,332
Service cost		7	6
Interest cost		29	37
Actuarial loss (gain)		(15)	247
Gross benefits paid		(53)	(57)
Currency translation adjustments and other		126	(250)
Ending benefit obligation		1,409	1,315
Change in the fair value of plan assets:
Beginning plan assets		918	1,028
Actual return on plan assets		29	106
Employer contributions		23	25
Gross benefits paid		(53)	(57)
Currency translation adjustments and other		88	(184)
Ending plan assets		1,005	918
Funded status:		(404)	(397)
Germany [Member]
Change in benefit obligations:
Beginning benefit obligation	[1]	419	438
Service cost	[1]	4	3
Interest cost	[1]	4	6
Actuarial loss (gain)	[1]	(2)	12
Gross benefits paid	[1]	(28)	(27)
Currency translation adjustments and other	[1]	56	(13)
Ending benefit obligation	[1]	453	419
Change in the fair value of plan assets:
Beginning plan assets	[1]	5	5
Ending plan assets	[1]	5	5
Funded status:	[1]	(448)	(414)
Other Countries [Member]
Change in benefit obligations:
Beginning benefit obligation	[1]	295	303
Service cost	[1]	12	13
Interest cost	[1]	4	5
Plan participants’ contributions	[1]	3	3
Actuarial loss (gain)	[1]	8	(1)
Gross benefits paid	[1]	(15)	(17)
Plan amendments	[1]		(6)
Currency translation adjustments and other	[1]	23	(5)
Ending benefit obligation	[1]	330	295
Change in the fair value of plan assets:
Beginning plan assets	[1]	266	265
Actual return on plan assets	[1]	14	8
Employer contributions	[1]	11	10
Plan participants’ contributions	[1]	3	3
Gross benefits paid	[1]	(15)	(16)
Currency translation adjustments and other	[1]	21	(4)
Ending plan assets	[1]	300	266
Funded status:	[1]	$ (30)	$ (29)

[1]	Pension benefits in Germany and some other countries are not required to be prefunded.